OTHER EXPENSES, NET (Tables)	12 Months Ended
Dec. 31, 2019
Other Income and Expenses [Abstract]
Schedule of Other Expenses
	Year ended December 31,
	2019	2018	2017

Interest expense to related parties (see Note 12)	$(1,218)	$(2,746)	$(2,875)
Interest expense and other bank charges	(1,479)	(1,261)	(1,073)
Interest income	151	-	170
Revaluation and related costs reimbursed to related party	(8,139)	-	-
Foreign currency gain (loss)	148	417	(2,450)
Other income	19	4	56
Total other expense, net	$(10,518)	$(3,586)	$(6,172)